Financial Instruments - Schedule of Carrying Amount and Fair Value of Financial Instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	₩ 86,051	₩ 39,095	₩ 39,095	₩ 16,720	₩ 24,909
Short-term deposits not classified as cash equivalents	9,500	22,500
Accounts receivables	60,664		42,168
Other receivables	255		698
Other non-current financial assets	1,494		₩ 1,394
Total	13,617	43,256
Total	8,631	34,988
Carrying Value
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	86,051	39,095
Short-term deposits not classified as cash equivalents	9,500	22,500
Accounts receivables	60,664	42,168
Other receivables	255	698
Other current assets	191	155
Other non-current financial assets	1,494	1,394
Total	158,155	106,010
Accounts payables	71,928	44,410
Accrued expenses	16	322
Other current liabilities	113	107
Other non-current liabilities	34	141
Total	72,091	44,980
Fair Value
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	86,051	39,095
Short-term deposits not classified as cash equivalents	₩ 9,500	₩ 22,500